Schedule of Future Minimum Rent Payments Due Under Non-Cancellable Leases (Details)	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 175,000
Thereafter
Total	$ 175,000